Prepayments and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets – Prepayments and other current assets are summarized as follows:

	As of
	September 30, 2023 (unaudited)	December 31, 2022
Prepaid expenses	$2,891	$2,321
Prepaid supplies	1,101	927
Refundable income and franchise taxes	157	957
Unamortized debt costs	216	216
Employee retention credits	2,468	-
Other receivables	73	20
Total prepayments and other current assets	$6,906	$4,441

Prepayments and other current assets are summarized as follows:

	As of December 31,
	2022	2021
Prepaid expenses	$2,321	$2,978
Prepaid supplies	927	487
Prepaid software license	-	129
Refundable income and franchise taxes	957	745
Unamortized debt costs	216	-
Other receivables	20	409
Total prepayments and other current assets	$4,441	$4,748